Segmented information	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Segmented information

12. Segmented information:

In accordance with ASC 280-10-50-11 Segmented Disclosure, the Company operates one reportable business segments, the sale of Ad tech advertising. The Company’s chief operating decision makers are the Chairman, Chief Executive Officer and President. The Company’s chief operating decision makers reviews financial information on a consolidated basis, principally to make decisions about how to allocate resources and to measure the Company’s performance. The chief operating decision maker reviews consolidated net income (loss), which is the measure of financial profit and loss most closely aligned with generally accepted accounting principles.

Reconciliation to net income:

	Three Months ended March 31, 2025	Three Months ended March 31, 2024
Revenue	$2,738,303	$1,793,071

Cost of revenue	1,240,602	836,674

Gross profit	1,497,701	956,397

Segment operating expenses	1,171,149	1,082,768
Total operating income (loss)	326,552	(126,371)

Unallocated expenses	281,312	384,105
Amortization and expiration of operating lease right-of-use assets	-	6,781
Depreciation	45,360	108,052
Foreign exchange loss (gain)	(33,197)	24,105
Interest income	(474)	(6)
Loss on disposal of equipment	-	1,927
Stock-based compensation	43,868	68,249
Net loss before income taxes	$(10,317)	(719,583)

The Company had the following revenue by geographical region based on impression served.

	Three Months ended March 31, 2025	Three Months ended March 31, 2024
Total revenue
Western Europe	$759,974	$631,946
Central, Eastern and Southern Europe	163,694	90,397
North America	1,746,478	984,806
Rest of World	68,157	85,922
Total revenue	$2,738,303	$1,793,071

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Unaudited Condensed Interim Consolidated Financial Statements

Three Months ended March 31, 2025 and 2024

(Unaudited)

12.	Segmented information: (Continued)

Equipment

The Company’s equipment is located as follows:

Net Book Value	March 31, 2025	December 31, 2024

Canada	$18,351	$17,213
Israel	7,766	5,707
United Kingdom	2,607	2,883
Total equipment	$28,724	$25,803